Employee benefits - Net defined benefit liability (Details) - CHF (SFr)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability	SFr 1,962,970	SFr 2,092,434
Present value of funded defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability	7,999,617	7,122,841	SFr 5,427,776
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability	SFr (6,036,647)	SFr (5,030,407)	SFr (3,851,943)